PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)
Supplement dated August 27, 2026 to
the Trust’s Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”)
each dated January 28, 2026, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund
First American Multi-Manager International Equity Fund
(each, a “Fund” and collectively, the “Funds”)

This supplement provides new and additional information to the Summary Prospectus, Prospectus, and Statement of
Additional Information, each dated January 28, 2026, as supplemented, for the First American Multi-Manager Domestic
Equity Fund (Domestic Equity Fund), the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) and
the First American Multi-Manager International Equity Fund (International Equity Fund), as applicable. You can find the
Summary Prospectus, Prospectus, and Statement of Additional Information, as well as other information about each Fund, for the Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/
DomesticEquity.html, for the International Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/
MMSTFunds/InternationalEquity.html, and for the Fixed-Income Fund at https://www.firstamericanfunds.com/index/
InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling
1-800-527-5412.
First American Multi-Manager Fixed-Income Fund
On December 30, 2025, MetLife Investment Management, LLC (MetLife) completed a series of transactions that resulted in MetLife’s acquisition of the Fixed Income Fund’s sub-adviser PineBridge Investments LLC (PineBridge). Effective
August 3, 2026, Pinebridge is part of and operates under the MetLife brand.
The Fixed-Income Fund’s Summary Prospectus, Prospectus, and SAI are hereby amended as follows:
Effective August 3, 2026, all references to PineBridge Investments LLC are replaced with “PineBridge Investments
LLC (operating under the MetLife Investment Management brand).”
All Funds
Effective August 28, 2026, Greg R. Kirchhoff has been appointed as Interim Chief Compliance Officer of the Trust replacing Leo Karwejna.
The SAI is hereby amended as follows:
1.Effective as of the close of business on August 27, 2026, all references to Mr. Karwejna are hereby removed.
2.Effective August 28, 2026, the following is added to the table  listing the principal officers of the Trust under the heading “Management of the Trust” on page 59 of the SAI:

Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Greg R. Kirchhoff U.S. Bancorp Asset Management, Inc. 213 Market Street Harrisburg, PA, 17101-2141 Year of birth: 1979	Interim Chief Compliance Officer	Since August 2026
Managing Director of Liquidity Fund
Compliance, U.S. Bancorp Asset
Management, Inc. (2024 - present);
Managing Director of Portfolio
Compliance, U.S. Bancorp Asset
Management, Inc. (2021 - 2024); Managing
Director of Operations, U.S. Bancorp Asset
Management, Inc. (2015 - 2021)

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Please keep this supplement with your Summary Prospectus,
Prospectus, and Statement of Additional Information for future reference.